Concentrations of Credit Risk and Major Customers (Details) - Schedule of Accounts Payable to Suppliers - Customer Concentration Risk [Member]		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Accounts Payable [Member] | Supplier D [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers	[1]	24.20%			[2]
Accounts Payable [Member] | Supplier E [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers	[3]	11.50%			[2]
Accounts Payable [Member] | Supplier F [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers		11.00%			[2]
Accounts Payable [Member] | Supplier A [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers	[4]	10.90%			[2]
Accounts Payable [Member] | Supplier B [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers			[2]	20.90%
Accounts Payable [Member] | suppliers [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers		57.60%		20.90%
net purchases [Member] | Supplier A [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers	[4]	10.70%			[2]	10.00%
net purchases [Member] | Supplier B [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers			[2]	10.30%			[2]
net purchases [Member] | suppliers [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers		10.70%		21.60%		21.30%
net purchases [Member] | Supplier C [Member]
Schedule of Accounts Payable to Suppliers [Line Items]
Total Accounts payable to suppliers			[2]	11.30%		11.30%

[1]	Supplier D is the same entity as Customer B above.
[2]	Represented not reaching 10% threshold in the respective years.
[3]	Supplier E is the same entity as Customer A above.
[4]	Supplier A is the same entity as Customer C above.